Accrued Expenses and Other Current Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Schedule of Accrued Liabilities [Line Items]
Taxes payable	$ 4,524		$ 2,635
Deposits from customers	8,308		6,996
Accrued professional costs	1,897		1,210
Accrued staff expenses	5,323		5,866
Accrued selling expenses	664		995
Payable to employees related to option exercise	682	[1]	4	[1]
Others	1,236		1,206
Accrued expenses and other current liabilities	$ 22,634		$ 18,912

[1]	Payable to employees related to option exercise represents the amounts of the proceeds from sale of ordinary shares in excess of exercise price upon the employees' option exercise, which are held by the Company and will be paid to employees.